Income Tax (Details 2) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets:
Net Operating Losses	$ 11,400,601	$ 7,732,475
Intangibles	6,873,705
Stock Compensation	53,210	361,778
Reserves	3,581,290	2,668,891
Interest Expense Carryover	3,824,177
Leases Liability	104,795	1,104,044
Fixed Assets	716,718	417,949
Accrued Liabilities	386,318	595,127
Other	224,860	85,575
Total Deferred Tax Assets	27,165,673	12,965,839
Deferred Tax Liabilities:
ROU Asset	104,794	(1,125,516)
Total Deferred Tax Liabilities	(104,794)	(3,194,334)
Less: Valuation Allowance	(27,060,879)	(9,925,886)
Net deferred tax liability:	$ 0	(154,381)
Inventory
Intangibles		$ (2,068,818)